CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
CONSOLIDATED STATEMENT OF OPERATIONS
Revenue	$ 486	$ 153	$ 836	$ 279
Costs and expenses:
Cost of revenue (excluding depreciation and amortization shown separately below)	199	95	372	177
Sales and marketing	82	45	154	88
Technology and content	95	59	185	116
General and administrative	89	41	154	80
Restructuring charges	(5)	(9)	(3)	(9)
Depreciation and amortization	45	36	89	70
Total operating expenses	505	267	951	522
Operating loss	(19)	(114)	(115)	(243)
Interest expense	(24)	(13)	(43)	(24)
Fair value movement on earnouts and warrants derivative liabilities	36		36
Other income, net	2		2	5
Loss before income taxes and share of losses from equity method investments	(5)	(127)	(120)	(262)
Benefit from income taxes	4	73	29	95
Share of losses from equity method investments	(1)	(1)	(2)	(2)
Net loss	(2)	(55)	(93)	(169)
Less: Net loss attributable to non-controlling interests in subsidiaries	(23)	$ (55)	(114)	$ (169)
Net income attributable to the Company's Class A common stockholders	$ 21		$ 21
Basic earnings per share attributable to the Company's Class A common stockholders:	$ 0.44		$ 0.44
Weighted average number of shares outstanding - Basic	48,867,969		48,867,969
Diluted loss per share attributable to the Company's Class A common stockholders			$ (0.21)
Weighted average number of shares outstanding - Diluted	444,320,221		444,320,221